Note 2 - Segment Information (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Mar. 31, 2014 Segment	Mar. 31, 2013
Note 2 - Segment Information (Details) [Line Items]
Number of Reportable Segments	2	2
Geographic Concentration Risk [Member] | UNITED KINGDOM | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage		14.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 2 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage		100.00%	100.00%